OTHER INCOME/(EXPENSES), NET	12 Months Ended
Dec. 31, 2019
OTHER INCOME/(EXPENSES), NET
OTHER INCOME/(EXPENSES), NET

5.    OTHER INCOME/(EXPENSES), NET

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Guarantee income	65,935,450	26,229,524	18,574,433
Donations	(6,288,539)	(412,465)	(701,000)
Total	59,646,911	25,817,059	17,873,433

In 2016, the Group issued debt payment guarantees and redemption guarantees in favor of JinkoPower, a related party (note 26). The guarantee liability which corresponds with the guarantee fees received is being amortized in straight line during the guarantee period from 1 to 16 years based on the life of the outstanding guaranteed bank loans by recognizing a credit to other income.